Earnings per Share - Components (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic earnings per share:
Net income available to shareholders	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 10,714	$ 3,414	$ 7,282
Average shares outstanding									6,026,971	6,057,920	6,095,727
Basic earnings per share (in dollars per share)	$ 0.44	$ 0.51	$ 0.48	$ 0.35	$ (0.39)	$ 0.29	$ 0.32	$ 0.35	$ 1.78	$ 0.56	$ 1.19
Diluted earnings per share:
Net income available to shareholders	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 10,714	$ 3,414	$ 7,282
Average shares outstanding									6,026,971	6,057,920	6,095,727
Effect of dilutive stock options									5,042	5,497	0
Average shares outstanding including dilutive stock options									6,032,013	6,063,417	6,095,727
Diluted earnings per share (in dollars per share)	$ 0.44	$ 0.51	$ 0.48	$ 0.35	$ (0.39)	$ 0.29	$ 0.32	$ 0.35	$ 1.78	$ 0.56	$ 1.19